Share-Based Compensation (Details Narrative) - 2018 Long Term Incentive Plan [Member] - USD ($) $ in Thousands		12 Months Ended
	May 18, 2018	Dec. 31, 2019	Dec. 31, 2018
Ordinary shares reserved for issuance	5,000,000
Unrecognized compensation expense		$ 11,700	$ 6,900
Weighted average remaining period		2 years	2 years 6 months 10 days
Board of Directors [Member]
Time-based and vest ratably period	1 year
Employees [Member]
Time-based and vest ratably period	3 years